Note 4 - Securities Available for Sale (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Available-for-sale Securities [Table Text Block]
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 201 8
Mortgage-backed securities:
Federal National Mortgage Association (FNMA)	$3,886	0	(117)	3,769
Federal Home Loan Mortgage Corporation (FHLMC)	4,074	0	(10)	4,064
Collateralized mortgage obligations:
FNMA	199	0	(9)	190
	8,159	0	(136)	8,023
Other marketable securities:
U.S. Government agency obligations	69,971	0	(1,236)	68,735
Municipal obligations	2,378	1	(10)	2,369
Corporate obligations	173	0	(1)	172
Corporate preferred stock	700	0	(140)	560
Corporate equity	121	0	0	121
	73,343	1	(1,387)	71,957
	$81,502	1	(1,523)	79,980
December 31, 2017
Mortgage-backed securities:
FNMA	$4,834	1	(78)	4,757
FHLMC	91	2	0	93
Collateralized mortgage obligations:
FNMA	223	0	(5)	218
	5,148	3	(83)	5,068
Other marketable securities:
U.S. Government agency obligations	69,962	0	(1,201)	68,761
Municipal obligations	2,699	2	(8)	2,693
Corporate obligations	234	0	(1)	233
Corporate preferred stock	700	0	(140)	560
Corporate equity	58	99	0	157
	73,653	101	(1,350)	72,404
	$78,801	104	(1,433)	77,472

Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]

	Payments Due by Period
(Dollars in thousands)	Total	Less than 1 Year	1-3 Years	4-5 Years	More than 5 Years
Contractual Obligations:
Annual rental commitments under non-cancellable operating leases	$4,937	888	1,711	1,653	685
Total contractual obligations	$4,937	888	1,711	1,653	685

Schedule of Unrealized Loss on Investments [Table Text Block]
	Less Than Twelve Months			Twelve Months or More			Total
(Dollars in thousands)	# of Investments	Fair Value	Unrealized Losses	# of Investments	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 201 8
Mortgage backed securities:
FNMA	0	$0	0	2	$3,769	(117)	$3,769	(117)
FHLMC	1	4,060	(10)	0	0	0	4,060	(10)
Collateralized mortgage obligations:
FNMA	0	0	0	1	190	(9)	190	(9)
Other marketable securities:
U.S. Government agency obligations	0	0	0	14	68,735	(1,236)	68,735	(1,236)
Municipal obligations	3	498	(2)	8	1,467	(8)	1,965	(10)
Corporate obligations	0	0	0	1	172	(1)	172	(1)
Corporate preferred stock	0	0	0	1	560	(140)	560	(140)
Total temporarily impaired securities	4	$4,558	(12)	27	$74,893	(1,511)	$79,451	(1,523)

December 31, 2017
Mortgage backed securities:
FNMA	2	$4,703	(78)	0	$0	0	$4,703	(78)
Collateralized mortgage obligations:
FNMA	1	218	(5)	0	0	0	218	(5)
Other marketable securities:
U.S. Government agency obligations	2	9,819	(163)	12	58,942	(1,038)	68,761	(1,201)
Municipal obligations	14	2,268	(8)	0	0	0	2,268	(8)
Corporate obligations	1	233	(1)	0	0	0	233	(1)
Corporate preferred stock	0	0	0	1	560	(140)	560	(140)
Total temporarily impaired securities	20	$17,241	(255)	13	$59,502	(1,178)	$76,743	(1,433)

Available-for-sale Securities [Member]
Notes Tables
Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
(Dollars in thousands)	Amortized Cost	Fair Value
Due one year or less	$1,805	1,781
Due after one year through five years	76,286	74,973
Due after five years through ten years	2,514	2,472
Due after ten years	776	633
No stated maturity	121	121
Total	$81,502	79,980